CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
Common Stock — 97.7%
Communication Services — 2.7%
Diversified Telecommunication Services — 2.7%
740,500	Vonage Holdings Corp.[1]	$5,353,815

Consumer Discretionary — 5.1%
Consumer Durables & Apparel — 1.1%
268,501	G-III Apparel Group Ltd.[1]	2,067,458

Consumer Services — 3.2%
1,072,600	Regis Corp.[1]	6,339,066

Retailing — 0.8%
35,193	Ollie’s Bargain Outlet Holdings, Inc.[1]	1,630,843

Total Consumer Discretionary		10,037,367

Consumer Staples — 13.2%
Food & Staples Retailing — 1.8%
141,100	Performance Food Group Co.[1]	3,487,992

Food, Beverage & Tobacco — 9.5%
24,515	Coca-Cola Consolidated, Inc.	5,112,113
111,496	Nomad Foods Ltd.[1]	2,069,366
1,265,307	Primo Water Corp.	11,463,681

		18,645,160

Household & Personal Products — 1.9%
382,465	elf Beauty, Inc.[1]	3,763,456

Total Consumer Staples		25,896,608

Financials — 23.4%
Banks — 19.3%
288,720	Amalgamated Bank — Class A	3,123,950
393,074	Associated Banc-Corp.	5,027,417
306,659	BancorpSouth Bank	5,801,988
34,454	Bank of Hawaii Corp.	1,903,239
308,097	BankUnited, Inc.	5,761,414
735,924	Capitol Federal Financial, Inc.	8,544,078
201,206	Hancock Whitney Corp.	3,927,541
498,390	Investors Bancorp, Inc.	3,982,136

		38,071,763

Insurance — 4.1%
192,976	Horace Mann Educators Corp.	7,060,992
99,584	ProSight Global, Inc.[1]	970,944

		8,031,936

Total Financials		46,103,699

Health Care — 2.2%
Health Care Equipment & Services — 2.2%
152,071	Envista Holdings Corp.[1]	2,271,941
86,098	Natus Medical, Inc.[1]	1,991,446

Total Health Care		4,263,387

Industrials — 25.4%
Capital Goods — 23.2%
137,926	Advanced Drainage Systems, Inc.	4,060,541

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
71,205	Applied Industrial Technologies, Inc.	$3,255,493
176,448	Arcosa, Inc.	7,012,044
368,408	JELD-WEN Holding, Inc.[1]	3,584,610
120,418	Kaman Corp.	4,632,480
853,961	Mueller Water Products, Inc. — Class A	6,840,228
878,878	PAE, Inc.[1,2]	5,703,918
150,142	SPX Corp.[1]	4,900,635
53,299	Valmont Industries, Inc.	5,648,628

		45,638,577

Commercial & Professional Services — 2.2%
86,304	Clean Harbors, Inc.[1]	4,430,847

Total Industrials		50,069,424

Information Technology — 9.1%
Software & Services — 6.6%
596,570	Brightcove, Inc.[1]	4,158,093
109,909	Envestnet, Inc.[1]	5,910,906
329,266	Tufin Software Technologies Ltd.[1,2]	2,890,956

		12,959,955

Technology Hardware & Equipment — 2.5%
326,228	Extreme Networks, Inc.[1]	1,008,044
41,499	Rogers Corp.[1]	3,918,336

		4,926,380

Total Information Technology		17,886,335

Materials — 1.9%
Chemicals — 1.9%
207,711	GCP Applied Technologies, Inc.[1]	3,697,256

Real Estate — 4.6%
Diversified REIT’s — 1.7%
132,348	American Assets Trust, Inc.	3,308,700

Office REIT’s — 2.7%
243,176	Corporate Office Properties Trust	5,381,485

Retail REIT’s — 0.2%
31,763	Acadia Realty Trust	393,543

Total Real Estate		9,083,728

Utilities — 10.1%
Gas Utilities — 3.7%
104,014	Southwest Gas Holdings, Inc.	7,235,214

Multi-Utilities — 3.3%
103,196	Black Hills Corp.	6,607,640

Water Utilities — 3.1%
105,539	SJW Group	6,096,988

Total Utilities		19,939,842

Total Common Stock (Cost $240,405,437)		192,331,461

CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2020 (Unaudited)

Shares		Value
Short-Term Investments — 3.6%
3,501,308	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.21%[3]	$3,501,308
3,501,310	Federated Treasury Obligations Fund — Institutional Series, 0.32%[3]	3,501,310

Total Short-Term Investments (Cost $7,002,618)		7,002,618

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.3% (Cost $247,408,055)		199,334,079

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 1.2%
Repurchase Agreements — 1.2%
$451,538	With Bank of America Securities, Inc.: at 0.01%, dated 03/31/20, to be repurchased on 04/01/20, repurchase price $451,538 (collateralized by US Treasury Securities, par values ranging from $19,936 - $212,539, coupon rates ranging from 0.00% to 2.00%, 05/31/24 - 09/09/49; total market value $460,569)	451,538

Principal		Value
Repurchase Agreements — (continued)
$1,000,000	With Citigroup Global Markets, Inc.: at 0.01%, dated 03/31/20, to be repurchased on 04/01/20, repurchase price $1,000,000 (collateralized by US Treasury Securities, par values ranging from $0 - $568,398, coupon rates ranging from 0.25% to 4.25%, 07/15/29 - 02/15/50; total market value $1,020,000)	$1,000,000
1,000,000	With JP Morgan Securities LLC: at 0.01%, dated 03/31/20, to be repurchased on 04/01/20, repurchase price $1,000,000 (collateralized by a US Treasury Security, par value of $925,131, coupon rate of 2.88%, 11/30/23; total market value $1,020,000)	1,000,000

Total Repurchase Agreements		2,451,538

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $2,451,538)		2,451,538

Total Investments — 102.5% (Cost $249,859,593)		201,785,617	[4]
Liabilities in Excess of Other Assets — (2.5)%		(4,930,791)

Total Net Assets — 100.0%		$196,854,826

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At March 31, 2020, the market value of securities on loan for the CRM Small Cap Value Fund was $2,194,637. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds
2